Pensions (Tables)	12 Months Ended
Dec. 31, 2023
Pensions
Schedule of major classes of plan assets as a percentage of total plan assets

	2023			2022
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	0.1	6.7	6.8	0.1	7.7	7.8
Index linked bonds	36.7	—	36.7	37.7	—	37.7
Government bonds	13.3	—	13.3	18.4	—	18.4
Corporate and other bonds	19.2	6.4	25.6	15.3	6.7	22.0
Real estate	—	4.5	4.5	—	6.0	6.0
Derivatives	—	2.7	2.7	—	8.2	8.2
Cash and other assets	—	10.4	10.4	—	(0.1)	(0.1)
	69.3	30.7	100.0	71.5	28.5	100.0

Summary of derivative instruments

	2023			2022
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	29	1,929	940	21	1,873	990
Interest rate swaps	52	3,121	3,394	103	14,317	12,546
Currency forwards	13	235	34	12	310	113
Equity and bond call options	—	—	—	—	—	—
Equity and bond put options	—	—	4	—	2	70
Other	1	8	20	1	14	19

Schedule of changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net			Asset
	Fair	of defined	ceiling/	pension	Fair	Present value	ceiling/	Net
	value of	benefit	minimum	assets/	value of	of defined	minimum	pension
	plan assets	obligation (1)	funding	liability	plan assets	benefit (2)	funding	assets (2)
Changes in value of net pension assets/(liability)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	52,021	(42,020)	(10,001)	—	57,787	(46,808)	(10,491)	488
Currency translation and other adjustments	—	—	—	—	78	(65)	(11)	2
Income statement - operating expenses	932	(892)	(180)	(140)	1,041	(1,055)	(191)	(205)
Other comprehensive income	(18,180)	16,714	898	(568)	(20,326)	18,570	916	(840)
Contributions by employer	708	—	—	708	775	—	—	775
Contributions by plan participants and other scheme members	7	(7)	—	—	13	(13)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(113)	113	—	—
Benefits paid	(1,472)	1,472	—	—	(1,657)	1,657	—	—
At 1 January 2023	34,016	(24,733)	(9,283)	—	37,598	(27,601)	(9,777)	220
Currency translation and other adjustments	—	—	—	—	(21)	21	4	4
Income statement - operating expenses
Net interest expense	1,677	(1,208)	(464)	5	1,841	(1,341)	(485)	15
Current service cost	—	(76)	—	(76)	—	(105)	—	(105)
Past service cost	—	(2)	—	(2)	—	(8)	—	(8)
Loss on curtailments and settlements	—	—	—	—	—	(24)	—	(24)
	1,677	(1,286)	(464)	(73)	1,841	(1,478)	(485)	(122)
Other comprehensive income
Return on plan assets excluding recognised interest income	(1,042)	—	—	(1,042)	(1,182)	—	—	(1,182)
Experience gains and losses	—	(1,531)	—	(1,531)	—	(1,599)	—	(1,599)
Effect of changes in actuarial financial assumptions	—	(585)	—	(585)	—	(776)	—	(776)
Effect of changes in actuarial demographic assumptions	—	379	—	379	—	436	—	436
Asset ceiling adjustments	—	—	2,643	2,643	—	—	2,841	2,841
	(1,042)	(1,737)	2,643	(136)	(1,182)	(1,939)	2,841	(280)
Contributions by employer (3)	209	—	—	209	278	2	—	280
Contributions by plan participants and other scheme members	7	(7)	—	—	12	(12)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(50)	50	—	—
Benefits paid	(1,229)	1,229	—	—	(1,365)	1,365	—	—
At 31 December 2023 (4)	33,638	(26,534)	(7,104)	—	37,111	(29,592)	(7,417)	102

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)

NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees may have control over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.

(3)	NatWest Group expects to make contributions to the Main section of £207 million in 2024.
(4)

On 16 June 2023 the High Court issued a ruling in respect of Virgin Media v NTL Pension Trustees II Limited (and others), which has the potential to affect the defined benefit obligation (DBO) values. Reasonable due diligence has concluded that DBO values above require no adjustment for the impact of this case.

	All schemes
	2023	2022
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	37,111	37,598
Present value of fund liabilities	(29,592)	(27,601)
Funded status	7,519	9,997
Assets ceiling/minimum funding	(7,417)	(9,777)
	102	220

	2023	2022
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (refer to Note 18)	201	318
Net liabilities of schemes in deficit (refer to Note 21)	(99)	(98)
	102	220

Schedule of principal actuarial assumptions

	Principal IAS 19 actuarial assumptions (1)
	2023	2022
	%	%
Discount rate	4.8	5.0
Inflation assumption (RPI)	3.1	3.2
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.2	3.2
Rate of increase in pensions in payment	2.4	2.5
Lump sum conversion rate at retirement	18	18
Longevity at age 60:	years	years
Current pensioners
Males	26.8	27.3
Females	28.6	29.1
Future pensioners, currently aged 40
Males	27.7	28.3
Females	29.5	30.1

(1)	The above financial assumptions are long-term assumptions set with reference to the period over which the obligations are expected to be settled.

Schedule of sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2023	£m	£m	£m
0.5% increase in interest rates/discount rate	(2,292)	(1,746)	(546)
0.25% increase in inflation	811	578	233
0.5% increase in credit spreads	(12)	(1,746)	1,734
Longevity increase of one year	—	902	(902)
0.25% additional rate of increase in pensions in payment	—	706	(706)
Increase in equity values of 10% (1)	229	—	229

2022
0.5% increase in interest rates/discount rate	(2,689)	(1,766)	(923)
0.25% increase in inflation	963	632	331
0.5% increase in credit spreads	(6)	(1,766)	1,760
Longevity increase of one year	—	767	(767)
0.25% additional rate of increase in pensions in payment	—	679	(679)
Increase in equity values of 10% (1)	267	—	267

(1)	Includes both quoted and private equity.

The table below shows the combined change in defined benefit obligation from larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 year	No change	+ 1 year	+ 2 years
2023		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	(3.5)	(2.6)	(1.7)	(0.9)	(0.1)
	No change	(1.9)	(0.9)	—	0.9	1.8
	-50 bps	—	1.0	2.0	2.9	3.9

2022
Change in credit spreads	+50 bps	(3.7)	(2.8)	(1.8)	(0.8)	0.2
	No change	(2.1)	(1.1)	—	1.1	2.1
	-50 bps	(0.3)	0.9	2.0	3.2	4.3

Schedule of different classes of scheme members proportions

	2023	2022
Membership category	%	%
Active members	7.5	8.4
Deferred members	41.9	41.0
Pensioners and dependants	50.6	50.6
	100.0	100.0

Schedule of history of defined benefit schemes

	Main section					All schemes
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	33,638	34,016	52,021	51,323	46,555	37,111	37,598	57,787	57,249	51,925
Present value of plan obligations	(26,534)	(24,733)	(42,020)	(43,870)	(39,669)	(29,592)	(27,601)	(46,808)	(48,864)	(44,115)
Net surplus	7,104	9,283	10,001	7,453	6,886	7,519	9,997	10,979	8,385	7,810

Experience (losses)/gains on plan liabilities	(1,531)	(2,053)	241	427	275	(1,599)	(2,137)	237	455	279
Experience (losses)/gains on plan assets	(1,042)	(18,180)	841	5,486	3,021	(1,182)	(20,326)	872	6,027	3,556
Actual return on plan assets	634	(17,248)	1,554	6,422	4,266	659	(19,285)	1,667	7,064	4,930
Actual return on plan assets	1.9%	(33.2)%	3.0%	13.8%	9.7%	1.8%	(33.4)%	2.9%	13.6%	10.1%